Basis of Presentation - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Vessel operating expenses [Member]
Basis Of Presentation [Line Items]
Amount reclassified from general and administration expenses	$ 19.1	$ 19.4	$ 38.6	$ 40.0
Revenues [Member]
Basis Of Presentation [Line Items]
Amount reclassified from general and administration expenses	$ 7.3	$ 4.9	$ 13.8	$ 10.4